Inventory (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Cost of sales	$ 152,559	$ 73,896
Marketing and promotion	92,907	$ 64,718
Allowance for inventory
Cost of inventory			363,082	251,580
Marketing and promotion expense			$ 124,376	$ 36,501